LEASES - Lessor - Future minimum lease payments to be received (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Future minimum lease payments to be received for direct financing and sales-type leases
For the year ending December 31, 2021	¥ 464,432	$ 71,179
For the year ending December 31, 2022	457,386	70,097
For the year ending December 31, 2023	195,797	30,007
For the year ending December 31, 2024	101,447	15,547
For the year ending December 31, 2025	46,974	7,199
Thereafter	16,537	2,534
Net minimum lease payments receivable	1,282,573	196,563	¥ 1,682,147
Less: Unearned income	(137,768)	(21,114)	(205,524)
Net investment in financing leases	¥ 1,144,805	$ 175,449	¥ 1,476,623